UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series (formerly DWS Allocation Series)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS LifeCompass 2020 Fund

(formerly DWS Growth Allocation Fund)

	Shares	Value ($)

Equity Funds 70.2%
DWS Blue Chip Fund "Institutional"	403,208	8,959,272
DWS Capital Growth Fund "Institutional"	292	16,590
DWS Commodity Securities Fund "Institutional"	210,004	3,108,066
DWS Communications Fund "Institutional"	41,310	1,035,221
DWS Disciplined Long/Short Value Fund "Institutional"	117,093	1,182,641
DWS Dreman Concentrated Value Fund "Institutional"	150,791	1,856,231
DWS Dreman High Return Equity Fund "Institutional"	60,606	3,051,489
DWS Dreman Mid Cap Value Fund "Institutional"	125,596	1,588,786
DWS Dreman Small Cap Value Fund "Institutional"	32,419	1,284,750
DWS Emerging Markets Equity Fund "S"	104,209	3,090,836
DWS Equity 500 Index Fund "Institutional"	424,389	71,386,540

DWS Equity Partners Fund "Institutional"	415,680	12,582,637
DWS Europe Equity Fund "Institutional"	414,061	17,212,513
DWS Global Thematic Fund "S"	236,290	8,556,058
DWS Gold & Precious Metals Fund "S"	10,844	273,373
DWS Growth & Income Fund "Institutional"	538,931	12,077,442
DWS Health Care Fund "Institutional"	84,113	2,440,129
DWS International Fund "Institutional"	43,213	3,107,867
DWS International Select Equity Fund "Institutional"	330,160	4,506,678
DWS International Value Opportunities Fund "Institutional"	188,546	2,511,439
DWS Japan Equity Fund "S"	7,619	111,618
DWS Large Cap Value Fund "Institutional"	1,168,109	28,688,752
DWS Large Company Growth Fund "Institutional"	315,464	9,672,136
DWS Micro Cap Fund "Institutional"	8,505	165,414
DWS RREEF Global Real Estate Securities Fund "Institutional"	139,766	1,626,875
DWS RREEF Real Estate Securities Fund "Institutional"	43,437	1,017,287
DWS Small Cap Core Fund "S"	579,985	12,110,090
DWS Small Cap Growth Fund "Institutional"	67,949	1,676,979
DWS Small Cap Value Fund "S"	211,552	4,332,581
DWS Technology Fund "Institutional"	200,213	2,746,924

Total Equity Funds (Cost $188,889,368)		221,977,214
Fixed Income – Bond Funds 25.4%
DWS Core Fixed Income Fund "Institutional"	6,245,084	67,134,649
DWS Core Plus Income Fund "Institutional"	1,871	23,520
DWS Emerging Markets Fixed Income Fund "S"	108,790	1,326,155
DWS Floating Rate Plus Fund "Institutional"	230,000	2,208,000
DWS GNMA Fund "S"	1,112	16,521
DWS High Income Fund "Institutional"	608,569	3,097,619
DWS High Income Plus Fund "Institutional"	1,036	7,554
DWS Inflation Protected Plus Fund "Institutional"	634,541	6,592,881

Total Fixed Income – Bond Funds (Cost $79,424,975)		80,406,899
Fixed Income - Money Market Funds 4.5%
Cash Management QP Trust	14,209,770	14,209,770
DWS Money Market Prime Series	8,498	8,498
DWS Money Market Series "Institutional"	25,336	25,336

Total Fixed Income - Money Market Funds (Cost $14,243,604)		14,243,604
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $282,557,947)	100.1	316,627,717
Other Assets and Liabilities, Net	(0.1)	(425,009)

Net Assets	100.0	316,202,708

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008